New York Life Insurance Company 51 Madison Avenue New York, NY 10010 Bus: 212-576-7558 Fax: 212-447-0569 E-Mail: charles_a_whites@newyorklife.com www.newyorklife.com

Charles A. Whites, Jr. Associate General Counsel

VIA EDGAR

August 21, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation
Variable Annuity Separate Account—III
File Nos. 333-178743 and 811-08904
New York Life Income Plus Variable Annuity (“Income Plus”)

Commissioners:

On behalf of the above-captioned registrant (“Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Prospectus and Statement of Additional Information that Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on July 10, 2012 (Income Plus first offered for sale on August 17, 2012) as part of the Registrant’s most recent pre-effective amendment to the registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on July 10, 2012.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-7558.

Very truly yours,

/s/ Charles A. Whites, Jr.

Charles A. Whites, Jr.

Associate General Counsel